Note 2 - Segment Information, Reconciliation to Loss Before Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Reconciliation to Loss Before Provision for Income Taxes [Abstract]
Operating loss	$ (1,441)	$ (1,283)	$ (3,319)	$ (3,672)	$ (7,444)	$ (8,477)
Interest expense, net					(191)	(499)
Debt cost expense	(106)	(44)	(189)	(85)	(43)	(272)
Loss on extinguishment of debt					0	(1,244)
Other, net	4	7	(12)	3	(24)	(53)
Loss before provision for income taxes	$ (1,543)	$ (1,320)	$ (3,520)	$ (3,754)	$ (7,702)	$ (10,545)